Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year(1)	Summary Compensation Table Total for PEO Douglas A. Lindsay($)(2)	Compensation Actually Paid to PEO Douglas A. Lindsay ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment based on:		Net Income ($ Thousands)	Adjusted EBITDA ($ Millions) (4)(5)
					TSR ($)(3)	Peer Group TSR ($)(3)
2023	5,779,365	5,003,312	1,585,339	1,451,938	62.03	178.66	2,823	136.0
2022	5,908,963	(449,814)	1,415,929	463,017	65.13	142.31	(5,280)	144.1
2021	5,998,425	8,967,530	1,613,531	2,001,712	130.33	181.12	109,934	234.1
2020	4,772,048	5,395,175	1,216,139	1,291,524	98.80	108.42	(265,912)	191.5

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1) The principal executive officer (PEO) and non-PEO NEOs for the applicable years were as follows:
•2023: Mr. Lindsay served as the Company's PEO and Mr. Olsen, Mr. Wall, Mr. Falkenstein, and Ms. George served as the non-PEO NEOs.
•2022 and 2021: Mr. Lindsay served as the Company's PEO and Mr. Olsen, Mr. Wall, Mr. Noe, and Ms. George served as the non-PEO NEOs.
•2020: Mr. Lindsay served as the Company's PEO and Mr. Olsen, Mr. Wall, Ms. George and Mr. Robert Sinclair served as the non-PEO NEOs.

Peer Group Issuers, Footnote [Text Block]
(3) For each of 2020, 2021, 2021 and 2023, TSR for the Company and the peer group was calculated as the cumulative Total Shareholder Return based on a deemed fixed investment of $100 at market close on November 30, 2020, the date the Company became an independent publicly traded company, assuming dividend reinvestment. For purposes of this disclosure, our peer group is the S&P 600 Specialty Retail Index. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

PEO Total Compensation Amount	$ 5,779,365	$ 5,908,963	$ 5,998,425	$ 4,772,048
PEO Actually Paid Compensation Amount	$ 5,003,312	(449,814)	8,967,530	5,395,175
Adjustment To PEO Compensation, Footnote [Text Block]
(2) A reconciliation between the amount presented for purposes of the Summary Compensation Table and Compensation Actually Paid for the year ended 2023 can be found in the tables below. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and Non-PEO NEOs as set forth in the tables below. Equity Values are calculated in accordance with FASB ASC Topic 718.

PEO: Douglas Lindsay	2023
Summary Compensation Table	$5,779,365
Less: Grant date fair value of equity awarded in covered year (as shown in the Stock Awards and Option Awards columns of the Summary Compensation Table)	(3,769,622)
Plus:
Fair value as of December 31 of equity awards granted during the covered year that remained outstanding and unvested as of the covered year end	3,318,218
Change in fair value of outstanding equity awards granted in prior fiscal years that remained outstanding and unvested as of the covered year end	(358,090)
Change in fair value of equity awards granted in prior fiscal years that vested during the covered fiscal year	33,441
Compensation Actually Paid	$5,003,312

Non-PEO NEO Average Total Compensation Amount	$ 1,585,339	1,415,929	1,613,531	1,216,139
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,451,938	463,017	2,001,712	1,291,524
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2) A reconciliation between the amount presented for purposes of the Summary Compensation Table and Compensation Actually Paid for the year ended 2023 can be found in the tables below. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and Non-PEO NEOs as set forth in the tables below. Equity Values are calculated in accordance with FASB ASC Topic 718.

Non-PEO NEOs (Average)	2023
Summary Compensation Table	$1,585,339
Less: Grant date fair value of equity awarded in covered year (as shown in the Stock Awards and Option Awards columns of the Summary Compensation Table)	(648,744)
Plus:
Fair value as of December 31 of equity awards granted during the covered year that remained outstanding and unvested as of the covered year end	571,059
Change in fair value of outstanding equity awards granted in prior fiscal years that remained outstanding and unvested as of the covered year end	(62,183)
Change in fair value of equity awards granted in prior fiscal years that vested during the covered fiscal year	6,467
Compensation Actually Paid	$1,451,938

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company's cumulative TSR and S&P 600 Specialty Retail Index over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company's cumulative TSR and S&P 600 Specialty Retail Index over the four most recently completed fiscal years.

Tabular List [Table Text Block]

Adjusted EBITDA
Relative TSR
Revenue

Total Shareholder Return Amount	$ 62.03	65.13	130.33	98.80
Peer Group Total Shareholder Return Amount	178.66	142.31	181.12	108.42
Net Income (Loss)	$ 2,823,000	$ (5,280,000)	$ 109,934,000	$ (265,912,000)
Company Selected Measure Amount	136,000,000.0	144,100,000	234,100,000	191,500,000
PEO Name	Mr. Lindsay
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(4) The Company has identified Adjusted EBITDA as the Company-selected measure for the Pay versus Performance disclosure, as we believe it represents the most important financial performance measure used to link compensation actually paid to the PEO and non-PEO NEOs to the Company’s performance for 2023. See Appendix A in this Proxy Statement for a reconciliation of Adjusted EBITDA, a non-GAAP measure, to the most directly comparable GAAP measure for the years ended December 31, 2023, and 2022. The reconciliation of Adjusted EBITDA to the most directly comparable GAAP measure for the year ended December 31, 2021 can be found in Appendix A of the Proxy Statement filed with the SEC on March 24, 2022, which includes adjustments to exclude restructuring charges, separation costs, and acquisition costs incurred in connection with the acquisition of BrandsMart U.S.A.
(5) The Company-selected measure of Adjusted EBITDA for the year ended December 31, 2020 represents the Aaron's Business Adjusted EBITDA as defined in the Proxy Statement filed with the SEC on July 14, 2021. Due to the spin-off transaction, the level of performance under the 2020 annual cash incentive and performance share unit awards was determined by the Former Parent Committee in November 2020, immediately prior to the spin-off transaction, based on actual performance for January 2020 through October 2020 and an estimate of performance achievement that would have occurred in November and December 2020 if the separation had not occurred, in each case adjusted to exclude expenses associated with the separation. Given the pending separation of the two businesses into new public entities prior to the end of the 2020 fiscal year, the Former Parent Committee determined that attempting to calculate performance against the pre-set annual targets after the separation would not be reasonable. Aaron’s Business Adjusted EBITDA is based on GAAP earnings before interest expense, taxes, depreciation, and amortization for the Aaron's Business, adjusted for certain non-GAAP items related to non-routine items that are not reflective of ordinary earnings activity. Estimated Aaron's Business Adjusted EBITDA results reflect adjustments to exclude restructuring charges, consulting and early termination charges related to a sales and marketing agreement, goodwill impairment charges and separation costs associated with the separation and distribution that resulted in our spin-off into a separate publicly-traded company. The Company believes that using this measure in the table above for 2020 is reasonable as this was the measure that was used to measure our PEO and certain Non-PEO NEO's incentive compensation during the year ended December 31, 2020.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,769,622)
PEO [Member] | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,318,218
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(358,090)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	33,441
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(648,744)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	571,059
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(62,183)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,467